EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Pension Cost (Reversal of Cost)	$ 8,772	$ 6,078	$ 3,515
Payment for Pension Benefits	$ 0	0	0
Defined Contribution Plan, Maximum Annual Contribution Percent by Employee	50.00%
Defined Contribution Plan, Cost	$ 0	0	0
Defined Benefit Plan, Expected Future Employer Contributions, Remainder of Fiscal Year	0
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	104,297	93,433
Service cost	10,698	10,198	9,291
Interest cost	5,639	4,649	4,279
Actuarial gain (loss)	6,004	3,460
Defined Benefit Plan, Benefit Obligation, Benefits Paid	9,239	7,443
Benefit obligation at end of year	117,399	104,297	93,433
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	150,154	144,540
Actual return on plan assets	20,610	13,057
Defined Benefit Plan, Plan Assets, Benefits Paid	9,239	7,443
Fair value of plan assets at end of year	161,525	150,154	144,540
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Assets	44,126	45,857
Liabilities	0	0
Net amount recognized	44,126	45,857
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss	32,611	39,641
Net prior service cost	2	12
Deferred tax assets	(7,544)	(9,173)
Net amount recognized	25,069	30,480	31,117	$ 32,023
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(5,411)	(637)	(906)
Accumulated benefit obligation	117,247	104,047
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	10,698	10,198	9,291
Interest cost	5,639	4,649	4,279
Expected return on plan assets	(10,143)	(10,555)	(10,802)
Amortization of prior service cost	$ 10	10	$ 10
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Noninterest Expense		Other Noninterest Expense
Defined Benefit Plan, Amortization of Gain (Loss)	$ 2,568	1,776	$ 737
Net periodic benefit (income) cost	8,772	6,078	3,515
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	(4,462)	958	(432)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	0	0	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	(10)	(10)	(10)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	(2,568)	(1,776)	(737)
Total recognized in accumulated other comprehensive income	(7,040)	(828)	(1,179)
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$ 1,732	$ 5,250	$ 2,336
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.48%	5.69%	5.18%
Rate of compensation increase	3.50%	3.50%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Weighted-Average Interest Crediting Rate	5.34%	5.49%	4.93%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.69%	5.18%	5.50%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Weighted-Average Interest Crediting Rate	5.49%	4.93%	5.20%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2026	$ 7,491
2027	8,690
2028	7,860
2029	10,564
2030	9,419
Thereafter	58,292
Pension Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	161,525
Pension Plan | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	144,705
Pension Plan | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	2,713
Pension Plan | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Pension Plan | Cash | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	254
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		$ 245
Pension Plan | Cash | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	254
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		245
Pension Plan | Cash | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Cash | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	2,713
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		4,110
Pension Plan | US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	2,713
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		4,110
Pension Plan | US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Fixed income mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	69,862
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		65,139
Pension Plan | Fixed income mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	69,862
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		65,139
Pension Plan | Fixed income mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Fixed income mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Equity mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	74,589
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		65,212
Pension Plan | Equity mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	74,589
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		65,212
Pension Plan | Equity mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Equity mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount	147,418	134,706
Pension Plan | Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		130,596
Pension Plan | Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		4,110
Pension Plan | Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	14,107
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		15,448
Pension Plan | Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Defined Benefit Pension Plan Investments at Fair Value Member
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		150,154
Pension Plan | Defined Benefit Pension Plan Investments at Fair Value Member | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		130,596
Pension Plan | Defined Benefit Pension Plan Investments at Fair Value Member | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		4,110
Pension Plan | Defined Benefit Pension Plan Investments at Fair Value Member | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		$ 0